Commitments and Contingencies (Other Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Other commitments, future minimum payments under those commitments
2014	$ 15,000
2015	15,000
2016	15,000
2017	15,000
2018	10,583
Total	$ 70,583